Significant Accounting Policies (Details 4) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Dec. 02, 2013 Gavilon Energy Glass Mountain	Dec. 02, 2013 Gavilon Energy Limited liability company
Investments in Unconsolidated Entities
Equity method ownership interest (as a percent)	50.00%		50.00%	11.00%
Accrued Expenses and Other Payables
Accrued compensation and benefits	$ 45,006	$ 27,252
Derivative liabilities	42,214	12,701
Income and other tax liabilities	13,421	22,659
Product exchange liabilities	3,719	6,741
Other	37,330	16,253
Total accrued expenses and other payables	$ 141,690	$ 85,606